Risk Management - Major Products of Long-term Insurance Contracts (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management [line items]
Premiums of long-term insurance contracts		¥ 615,190	¥ 618,327	¥ 612,265
Liabilities of long-term insurance contracts		3,873,753	3,413,754
Gross [member]
Disclosure of risk management [line items]
Liabilities of long-term insurance contracts		3,880,160	3,419,899
Long-term insurance contracts [member]
Disclosure of risk management [line items]
Liabilities of long-term insurance contracts		3,836,002	3,374,693
Long-term insurance contracts [member] | Gross [member]
Disclosure of risk management [line items]
Premiums of long-term insurance contracts		¥ 540,926	¥ 542,974
Premiums of long-term insurance contracts percentage		100.00%	100.00%
Insurance benefits of long-term insurance contracts		¥ 86,964	¥ 84,418
Insurance benefits of long-term insurance contracts percentage		100.00%	100.00%
Liabilities of long-term insurance contracts		¥ 3,840,899	¥ 3,379,603	¥ 2,936,533
Liabilities of long-term insurance contracts percentage		100.00%	100.00%
Xin Xiang Zhi Zun Annuity (Celebration Version) [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of risk management [line items]
Premiums of long-term insurance contracts	[1]	¥ 39,846	¥ 40,851
Premiums of long-term insurance contracts percentage	[1]	7.37%	7.52%
Insurance benefits of long-term insurance contracts	[1]	¥ 109	¥ 67
Insurance benefits of long-term insurance contracts percentage	[1]	0.13%	0.08%
Liabilities of long-term insurance contracts	[1]	¥ 116,400	¥ 73,283
Liabilities of long-term insurance contracts percentage	[1]	3.03%	2.17%
Kang Ning Whole Life [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of risk management [line items]
Premiums of long-term insurance contracts	[2]	¥ 13,247	¥ 15,430
Premiums of long-term insurance contracts percentage	[2]	2.45%	2.84%
Insurance benefits of long-term insurance contracts	[2]	¥ 5,453	¥ 5,653
Insurance benefits of long-term insurance contracts percentage	[2]	6.27%	6.70%
Liabilities of long-term insurance contracts	[2]	¥ 386,218	¥ 365,246
Liabilities of long-term insurance contracts percentage	[2]	10.06%	10.81%
Fu Lu Shuang Xi Participating Endowment [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of risk management [line items]
Premiums of long-term insurance contracts	[3]	¥ 9,379	¥ 11,190
Premiums of long-term insurance contracts percentage	[3]	1.73%	2.06%
Insurance benefits of long-term insurance contracts	[3]	¥ 3,800	¥ 3,061
Insurance benefits of long-term insurance contracts percentage	[3]	4.37%	3.63%
Liabilities of long-term insurance contracts	[3]	¥ 181,523	¥ 173,942
Liabilities of long-term insurance contracts percentage	[3]	4.73%	5.15%
Xin Ru Yi Annuity(Platinum Version) [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of risk management [line items]
Premiums of long-term insurance contracts	[4]	¥ 8,545	¥ 8,781
Premiums of long-term insurance contracts percentage	[4]	1.58%	1.62%
Insurance benefits of long-term insurance contracts	[4]	¥ 3,391	¥ 3,473
Insurance benefits of long-term insurance contracts percentage	[4]	3.90%	4.11%
Liabilities of long-term insurance contracts	[4]	¥ 119,655	¥ 110,063
Liabilities of long-term insurance contracts percentage	[4]	3.12%	3.26%
Hong Ying Participating Endowment [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of risk management [line items]
Premiums of long-term insurance contracts	[5]	¥ 31	¥ 66
Premiums of long-term insurance contracts percentage	[5]	0.01%	0.01%
Insurance benefits of long-term insurance contracts	[5]	¥ 7,581	¥ 10,315
Insurance benefits of long-term insurance contracts percentage	[5]	8.72%	12.22%
Liabilities of long-term insurance contracts	[5]	¥ 7,069	¥ 14,479
Liabilities of long-term insurance contracts percentage	[5]	0.18%	0.43%
Others [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of risk management [line items]
Premiums of long-term insurance contracts	[6]	¥ 469,878	¥ 466,656
Premiums of long-term insurance contracts percentage	[6]	86.86%	85.95%
Insurance benefits of long-term insurance contracts	[6]	¥ 66,630	¥ 61,849
Insurance benefits of long-term insurance contracts percentage	[6]	76.61%	73.26%
Liabilities of long-term insurance contracts	[6]	¥ 3,030,034	¥ 2,642,590
Liabilities of long-term insurance contracts percentage	[6]	78.88%	78.18%

[1]	Xin Xiang Zhi Zun Annuity (Celebration Version) is an annuity insurance contract with the options for regular premium of 3 years and 5 years paid annually or monthly. Its insured period is 10 years. This product is applicable to healthy policyholders between 28-day-old and 68-year-old. From the first effective date after the fifth policy years to the expiration period, if the policyholders live to the annual corresponding effective date, the annuity payment shall be paid at 60% of annual premium according to the basic sum insured if the payment period is 3 years; and the annuity payment shall be paid at 100% of annual premium according to the basic sum insured if the payment period is 5 years. If the policyholders live to the annual corresponding effective date of the expiration period, the contract terminates and maturity benefit is paid at the basic sum insured. If death incurred over insured period, the contract terminates and death benefit is paid at the premium received (without interest).
[2]	Kang Ning Whole Life is a whole life insurance contract with the options for single premium or regular premium of 10 years or 20 years and the payment methods of insurance are divided into single payment, annual payment, and semi-annual payment. This product is applicable to healthy policyholders under 70-year-old. The critical illness benefit is paid at 200% of the basic sum insured. If the critical illness benefits are paid within the payment period, the insurance premium of each subsequent period shall be exempted, and the contract shall continue to be valid from the date of the payment of the critical illness benefits. Both death and disability benefits are paid at 300% of the basic sum insured less any critical illness benefits paid.
[3]	Fu Lu Shuang Xi Participating Endowment is a participating insurance contract with the options for regular premium of 3 years, 5 years and 10 years paid annually, semiannually, quarterly or monthly. Its insured period extends from the effective date of the insurance contract to the corresponding date of the year when the policyholders turn 75-year-old. This product is applicable to healthy policyholders between 30-day-old and 60-year-old. Starting from the effective date of the insurance contract, the survival benefit is paid every two policy years on the corresponding date at 10% of the basic sum insured. If death incurred over insured period, the contract terminates and death benefit is paid at death benefit amount. If the policyholders live to the annual corresponding effective date of the expiration period, the contract terminates and maturity benefit is paid at maturity benefit amount.
[4]	Xin Ru Yi Annuity(Platinum Version) is an annuity-type insurance contract with annual premium payment method and three types of premium payment periods: three years, five years and ten years. The insurance period is from the effective date of the contract to the effective date of the year when the insured reaches the age of eighty. Any person born above 28 days and under 70 years of age and in good health can be the insured person. If the insured person survives until the annual effective date from the effective date to the agreed annuity date, the first survival benefit will be paid at 10% of the first premium paid; the subsequent annual survival benefit will be paid at the basic insurance amount. If the insured person survives to the annual effective date from the agreed annuity commencement date to the annual effective date when the insured person reaches the age of 80, the first annuity payment will be made at 110% of the basic insurance amount; each subsequent annuity payment will be increased by 10% of the basic insurance amount on top of the previous payment amount. The maturity benefit is paid according to the premiums paid (without interest). The death benefit is paid at the greater of the premiums paid (without interest) and the cash value of the contract at the time of the insured’s death.
[5]	Hong Ying Participating Endowment is a participating endowment insurance contract with the options for single premium or regular premium of 3 years, 5 years or 10 years. Its insured period can be 6 years, 10 years or 15 years. This product is applicable to healthy policyholders between 30-day-old and 70-year-old. Maturity benefit of a single premium policy is paid at the basic sum insured, while that of a regular premium policy is paid at the basic sum insured multiplied by the number of years of the premium payments. Disease death benefit incurred within the first policy year is paid at the premium received (without interest). Disease death benefit incurred after the first policy year is paid at the basic sum insured for a single premium policy or the basic sum insured multiplied by the number of years of premium payments for a regular premium policy. When accidents occurred during taking a train, a ship or a flight period, death benefit is paid at the basic sum multiplied by 3 insured for a single premium policy or the basic sum multiplied by 3 and times the number of years of premium payments insured for a regular premium policy. When accidents occurred out of the period of taking a train, a ship or a flight, death benefit is paid at the basic sum multiplied by 2 insured for a single premium policy or the basic sum multiplied by 2 and times the number of years of premium payments insured for a regular premium policy.
[6]	Others consist of various long-term insurance contracts with no significant concentration.